OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 7 – OTHER CURRENT ASSETS

On September 11, 2013, the Company entered into a Shares Subscription Agreement (“SSA”) to acquire an approximate 51% ownership in Asia Sixth Energy Resources Limited (“Asia Sixth”), which held an approximate 60% ownership interest in Aral Petroleum Capital Limited Partnership (“Aral”), a Kazakhstan entity. In August 2014 the SSA was restructured (the “Aral Restructuring”), in connection with which the Company received a promissory note in the principal amount of $10.0 million from Asia Sixth (the “A6 Promissory Note”), which was to be converted into a 10.0% interest in Caspian Energy, Inc. (“Caspian Energy”), an Ontario, Canada company listed at that time on the NEX Board of the TSX Venture Exchange, upon the consummation of the Aral Restructuring. The Aral Restructuring was consummated on May 20, 2015, upon which date the A6 Promissory Note was converted into 23,182,880 shares of common stock of Caspian Energy.

In February 2015, the Company expanded its D-J Basin position through the acquisition of acreage from Golden Globe Energy (US), LLC (“GGE”)(the “GGE Acquisition” and the “GGE Acquired Assets”). In connection with the GGE Acquisition, on February 23, 2015, the Company provided GGE an option to acquire its interest in Caspian Energy for $100,000 payable upon exercise of the option (with an expiration date of May 12, 2019) recorded in prepaid expenses and other current assets. As a result, the carrying value of the 23,182,880 shares of common stock of Caspian Energy which were issued upon conversion of the A6 Promissory Note at December 31, 2015 was $100,000. The shares of Caspian Energy underlying the option were classified as part of other current assets. The option expired without being exercised on May 12, 2019. The Company fully reserved the $100,000 and recognized no value related to the shares of Caspian Energy on the Company’s balance sheet as of December 31, 2019, as the Company determined the value of the shares to be $0 as a result of such shares being delisted from the NEX Board of the TSX Venture Exchange.